Debt (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Mar. 31, 2017
Total debt	$ 401,998,947
Total current portion of long-term debt	36,704,238	$ 37,071,548
Non-current portion of long-term debt	357,591,076	367,352,022
Long-term Debt, Gross	$ 401,998,947
Loans Payable [Member]
Total debt		412,666,867		$ 401,998,947
Deferred Finance Fees		(8,243,297)		(7,703,633)
Net Total Debt		404,423,570		394,295,314
Current portion of long-term debt		39,282,538		38,856,620
Current portion of deferred finance fees		(2,210,990)		(2,152,382)
Total current portion of long-term debt		37,071,548		36,704,238
Non-current portion of long-term debt		367,352,022		357,591,076
Long-term Debt, Gross		412,666,867		401,998,947
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt		64,201,180		62,744,979
Long-term Debt, Gross		64,201,180		62,744,979
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt		8,885,000		8,530,000
Long-term Debt, Gross		8,885,000		8,530,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt		34,100,000		33,400,000
Long-term Debt, Gross		34,100,000		33,400,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt		162,115,591		157,090,585
Long-term Debt, Gross		162,115,591		157,090,585
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt		132,272,938		129,669,072
Long-term Debt, Gross		$ 132,272,938		129,669,072
ABN AMRO Revolving Facility [Member]
Total debt			$ 11,092,158	10,564,311
Long-term Debt, Gross			$ 11,092,158	$ 10,564,311